Above / below market acquired charters (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of above market acquired charters	$ 10,812
Accretion of below market acquired charters		$ 1,520
Unamortized above market	123,360		$ 83,389
Unamortized below market	83,198		88,543
Above Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of above market acquired charters	18,283
Unamortized above market	123,360		83,389
Below Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Accretion of below market acquired charters	7,471
Unamortized below market	$ 83,198		$ 88,543